united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowksi, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1. Reports to Stockholders.

Semi-Annual Report
October 31, 2018

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.TPFG.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

RiskPro® 30+ Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® 30+ Fund
Class R	(3.21)%	(3.50)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.02)%	(1.73)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.48% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	87.03%
Mutual Funds - Mixed Allocation Fund	10.46%
Money Market Fund	0.56%
Other Assets Less Liabilities - Net	1.95%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® Aggressive 30+ Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® Aggressive 30+ Fund
Class R	(5.42)%	(6.15)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.02)%	(1.73)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.87% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	100.07%
Money Market Fund	0.56%
Other Assets Less Liabilities - Net	(0.63)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® Alternative 0-15 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® Alternative 0-15 Fund
Class R	0.31%	(1.46)%
Bloomberg Barclays 1-3 Month T-Bill Index***	0.97%	1.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.46% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Alternative Funds	59.12%
Mutual Funds - Debt Funds	34.42%
Money Market Fund	1.36%
Other Assets Less Liabilities - Net	5.10%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® Dynamic 0-10 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® Dynamic 0-10 Fund
Class R	(0.61)%	(2.72)%
Bloomberg Barclays U.S. Aggregate Bond Index***	(0.19)%	(2.17)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.18% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	83.71%
Money Market Fund	2.14%
Other Assets Less Liabilities - Net	14.15%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® Dynamic 15-25 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® Dynamic 15-25 Fund
Class R	(3.29)%	(4.90)%
Morningstar Moderate Target Risk Index (Total Return)***	(1.86)%	(1.68)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.70% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	60.26%
Mutual Funds - Debt Funds	39.36%
Money Market Fund	0.47%
Other Assets Less Liabilities - Net	(0.09)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® Dynamic 20-30 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® Dynamic 20-30 Fund
Class R	(3.47)%	(5.40)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	(2.67)%	(4.42)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.23% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	46.77%
Mutual Funds - Debt Funds	21.91%
Mutual Fund - Mixed Allocation Fund	15.01%
Exchange Traded Fund - Equity Fund	8.01%
Mutual Funds - Alternative Funds	7.93%
Money Market Fund	0.52%
Other Assets Less Liabilities - Net	(0.15)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® PFG 0-15 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® PFG 0-15 Fund
Class R	(2.38)%	(5.11)%
Bloomberg Barclays 1-3 Month T-Bill Index***	0.97%	1.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.58% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	55.31%
Mutual Funds - Alternative Funds	29.45%
Mutual Funds - Equity Funds	12.19%
Money Market Fund	0.95%
Other Assets Less Liabilities - Net	2.10%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® PFG 30+ Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® PFG 30+ Fund
Class R	(2.81)%	(2.32)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.02)%	(1.73)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.97% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	95.81%
Exchange Traded Fund - Commodity Fund	3.58%
Money Market Fund	0.91%
Other Assets Less Liabilities - Net	(0.30)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® PFG Aggressive 30+ Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® PFG Aggressive 30+ Fund
Class R	(5.84)%	(5.62)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.02)%	(1.73)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.41% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	99.75%
Money Market Fund	0.55%
Other Assets Less Liabilities - Net	(0.30)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® PFG Balanced 20-30 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® PFG Balanced 20-30 Fund
Class R	(0.61)%	(2.45)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	(2.67)%	(1.87)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.60% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	45.45%
Mutual Funds - Asset Allocation Funds	33.52%
Mutual Funds - Debt Funds	12.30%
Mutual Funds - Equity Fund	5.70%
Mutual Funds - Alternative Fund	2.46%
Money Market Fund	0.55%
Other Assets Less Liabilities - Net	0.02%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® PFG Equity 30+ Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® PFG Equity 30+ Fund
Class R	1.74%	(0.14)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.02)%	(1.73)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.33% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	79.49%
Mutual Funds - Equity Funds	20.17%
Money Market Fund	0.86%
Other Assets Less Liabilities - Net	(0.52)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® PFG Global 30+ Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® PFG Global 30+ Fund
Class R	(9.63)%	(10.65)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.02)%	(1.73)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.07% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	57.35%
Exchange Traded Funds - Equity Funds	42.49%
Money Market Fund	0.75%
Other Assets Less Liabilities - Net	(0.59)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RiskPro® Tactical 0-30 Fund

Portfolio Review (Unaudited)

October 31, 2018

The Fund’s performance figures* for the periods ended October 31, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
RiskPro® Tactical 0-30 Fund
Class R	(1.73)%	(3.27)%
Morningstar Moderate Target Risk Index (Total Return)***	(1.86)%	(1.68)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.63% for Class R shares, per the August 28, 2018 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Asset Allocation Funds	68.67%
Mutual Funds - Equity Funds	20.98%
Mutual Funds - Alternative Fund	9.99%
Money Market Fund	0.57%
Other Assets Less Liabilities - Net	(0.21)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2018.

RISKPRO® 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 97.49%
	EQUITY FUNDS - 87.03%
653,931	Ivy Core Equity Fund - Institutional Class	$11,012,201
465,995	Ivy Emerging Markets Equity Fund - Institutional Class	8,136,276
476,049	Ivy Global Equity Income Fund - Institutional Class	6,160,073
82,112	Ivy Global Growth Fund - Institutional Class	3,849,424
424,002	Ivy Large Cap Growth Fund - Institutional Class	9,429,809
334,446	Ivy Mid Cap Growth Fund - Institutional Class	8,896,267
127,080	Ivy Science and Technology Fund - Institutional Class	9,290,809
197,427	Ivy Securian Real Estate Securities Fund - Institutional Class	4,647,426
344,252	Ivy Small Cap Core Fund - Institutional Class	7,160,437
296,799	Ivy Value Fund - Institutional Class	7,043,033
		75,625,755
	MIXED ALLOCATION FUND - 10.46%
550,114	Ivy International Core Equity Fund - Institutional Class	9,087,876

	TOTAL MUTUAL FUNDS (Cost - $90,195,053)	84,713,631

	SHORT-TERM INVESTMENT - 0.56%
	MONEY MARKET FUND - 0.56%
488,695	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	488,695
	TOTAL SHORT-TERM INVESTMENT (Cost - $488,695)

	TOTAL INVESTMENTS - 98.05% (Cost - $90,683,748)	$85,202,326
	OTHER ASSETS AND LIABILITIES - NET - 1.95%	1,697,161
	TOTAL NET ASSETS - 100.00%	$86,899,487

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 100.07%
	EQUITY FUNDS - 100.07%
664,850	DFA International Small Company Portfolio - Institutional Class	$12,273,125
1,080,774	SA Emerging Markets Value Fund - Select Class	10,072,817
2,407,772	SA International Value Fund - Select Class	26,485,497
666,962	SA Real Estate Securities Fund - Select Class	7,516,663
1,198,002	SA US Core Market Fund - Select Class	28,943,737
596,768	SA US Small Company Fund - Select Class	15,229,530
1,253,529	SA US Value Fund - Select Class	22,801,700
	TOTAL MUTUAL FUNDS (Cost - $133,833,977)	123,323,069

	SHORT-TERM INVESTMENT - 0.56%
	MONEY MARKET FUND - 0.56%
691,994	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	691,994
	TOTAL SHORT-TERM INVESTMENT (Cost - $691,994)

	TOTAL INVESTMENTS - 100.63% (Cost - $134,525,971)	$124,015,063
	OTHER ASSETS AND LIABILITIES - NET - (0.63)%	(770,894)
	TOTAL NET ASSETS - 100.00%	$123,244,169

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 93.54%
	ALTERNATIVE FUNDS - 59.12%
978,918	PIMCO Dynamic Bond Fund - Institutional Class	$10,533,158
715,747	PIMCO EqS Long/Short Fund - Institutional Class	8,646,218
857,036	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	8,664,635
925,737	PIMCO Trends Managed Futures Strategy Fund - Institutional Class	8,701,924
		36,545,935
	DEBT FUNDS - 34.42%
1,033,430	PIMCO Credit Absolute Return Fund - Institutional Class	10,251,630
1,007,148	PIMCO Mortgage Opportunities Fund - Institutional Class	11,028,276
		21,279,906

	TOTAL MUTUAL FUNDS (Cost - $58,769,255)	57,825,841

	SHORT-TERM INVESTMENT - 1.36%
	MONEY MARKET FUND - 1.36%
837,463	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	837,463
	TOTAL SHORT-TERM INVESTMENT (Cost - $837,463)

	TOTAL INVESTMENTS - 94.90% (Cost - $59,606,718)	$58,663,304
	OTHER ASSETS AND LIABILITIES - NET - 5.10%	3,155,288
	TOTAL NET ASSETS - 100.00%	$61,818,592

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 83.71%
	DEBT FUNDS - 83.71%
387,781	PIMCO Diversified Income Fund - Institutional Class	$4,067,824
519,301	PIMCO International Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	5,582,481
444,753	PIMCO Investment Grade Credit Bond Fund - Institutional Class	4,403,056
965,025	PIMCO Low Duration Income Fund - Institutional Class	8,183,409
661,137	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,239,452
467,876	PIMCO Real Return Fund - Institutional Class	4,922,060
2,132,190	PIMCO Total Return Fund - Institutional Class	21,023,394
	TOTAL MUTUAL FUNDS (Cost - $56,717,095)	55,421,676

	SHORT-TERM INVESTMENT - 2.14%
	MONEY MARKET FUND - 2.14%
1,416,106	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	1,416,106
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,416,106)

	TOTAL INVESTMENTS - 85.85% (Cost - $58,133,201)	$56,837,782
	OTHER ASSETS AND LIABILITIES - NET - 14.15%	9,364,988
	TOTAL NET ASSETS - 100.00%	$66,202,770

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.62%
	DEBT FUNDS - 39.36%
507,012	PIMCO Diversified Income Fund - Institutional Class	$5,318,552
702,657	PIMCO International Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	7,553,561
780,117	PIMCO Investment Grade Credit Bond Fund - Institutional Class	7,723,158
1,198,603	PIMCO Low Duration Income Fund - Institutional Class	10,164,153
708,403	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,757,018
719,036	PIMCO Real Return Fund - Institutional Class	7,564,257
3,101,365	PIMCO Total Return Fund - Institutional Class	30,579,458
		76,660,157
	EQUITY FUNDS - 60.26%
1,983,093	PIMCO RAE Emerging Markets Fund - Institutional Class	19,850,765
1,782,115	PIMCO RAE International Fund - Institutional Class	17,803,333
1,868,509	PIMCO RAE U.S. Fund - Institutional Class	21,282,319
875,117	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	7,140,958
1,957,096	PIMCO StocksPLUS Absolute Return Fund - Institutional Class	21,391,063
3,697,277	PIMCO StocksPLUS International Fund U.S. Dollar - Hedged - Institutional Class	29,910,974
		117,379,412

	TOTAL MUTUAL FUNDS (Cost - $202,948,353)	194,039,569

	SHORT-TERM INVESTMENT - 0.47%
	MONEY MARKET FUND - 0.47%
924,800	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	924,800
	TOTAL SHORT-TERM INVESTMENT (Cost - $924,800)

	TOTAL INVESTMENTS - 100.09% (Cost - $203,873,153)	$194,964,369
	OTHER ASSETS AND LIABILITIES - NET - (0.09)%	(180,326)
	TOTAL NET ASSETS - 100.00%	$194,784,043

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 8.01%
	EQUITY FUND - 8.01%
163,122	JPMorgan Diversified Return U.S. Equity ETF	$11,398,965
	TOTAL EXCHANGE TRADED FUND (Cost - $11,520,797)

	MUTUAL FUNDS - 91.62%
	ALTERNATIVE FUNDS - 7.93%
455,263	JPMorgan Hedged Equity Fund - Institutional Class	8,741,050
170,254	JPMorgan Multi-Manager Alternatives Fund - Institutional Class	2,555,512
		11,296,562
	DEBT FUNDS - 21.91%
1,865,499	JPMorgan Core Plus Bond Fund - Institutional Class	14,756,098
770,977	JPMorgan Emerging Markets Debt Fund - Institutional Class	5,828,586
1,073,156	JPMorgan Global Bond Opportunities Fund - Institutional Class	10,602,781
		31,187,465
	EQUITY FUNDS - 46.77%
333,193	JPMorgan Emerging Markets Equity Fund - Institutional Class	8,146,559
490,598	JPMorgan Growth Advantage Fund - Institutional Class	10,719,564
536,327	JPMorgan International Unconstrained Equity Fund - Institutional Class	9,916,695
552,855	JPMorgan Intrepid Mid Cap Fund - Institutional Class	12,737,781
996,646	JPMorgan Market Expansion Enhanced Index Fund - Institutional Class	10,953,142
469,045	JPMorgan U.S. Large Cap Core Plus Fund - Institutional Class	14,099,479
		66,573,220
	MIXED ALLOCATION FUND - 15.01%
1,200,860	JPMorgan Global Allocation Fund - Institutional Class	21,363,305

	TOTAL MUTUAL FUNDS (Cost - $137,371,352)	130,420,552

	SHORT-TERM INVESTMENT - 0.52%
	MONEY MARKET FUND - 0.52%
747,706	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	747,706
	TOTAL SHORT-TERM INVESTMENT (Cost - $747,706)

	TOTAL INVESTMENTS - 100.15% (Cost - $149,639,855)	$142,567,223
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(220,334)
	TOTAL NET ASSETS - 100.00%	$142,346,889

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 96.95%
	ALTERNATIVE FUNDS - 29.45%
940,126	BNY Mellon Absolute Insight Multi-Strategy Fund - Institutional Class +	$11,619,956
404,661	Dreyfus Global Real Return Fund - Institutional Class	5,810,927
		17,430,883
	DEBT FUNDS - 55.31%
901,446	BNY Mellon Insight Core Plus Fund - Class Y +	8,716,980
189,710	Dreyfus High Yield Fund - Institutional Class +	1,138,258
1,098,290	Dreyfus/Standish Global Fixed Income Fund - Institutional Class +	22,888,361
		32,743,599
	EQUITY FUNDS - 12.19%
497,858	BNY Mellon Income Stock Fund - Class I +	4,595,231
85,216	Dreyfus Opportunistic Midcap Value Fund - Institutional Class +	2,618,676
		7,213,907

	TOTAL MUTUAL FUNDS (Cost - $58,652,593)	57,388,389

	SHORT-TERM INVESTMENT - 0.95%
	MONEY MARKET FUND - 0.95%
561,276	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	561,276
	TOTAL SHORT-TERM INVESTMENT (Cost - $561,276)

	TOTAL INVESTMENTS - 97.90% (Cost - $59,213,869)	$57,949,665
	OTHER ASSETS AND LIABILITIES - NET - 2.10%	1,244,332
	TOTAL NET ASSETS - 100.00%	$59,193,997

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

+	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

RISKPRO® PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 3.58%
	COMMODITY FUND - 3.58%
104,240	iShares Commodities Select Strategy ETF	$3,862,092
	TOTAL EXCHANGE TRADED FUND (Cost - $3,850,653)

	MUTUAL FUNDS - 95.81%
	EQUITY FUNDS - 95.81%
63,010	MFS Emerging Markets Equity Fund - Institutional Class	2,009,389
354,991	MFS Global Real Estate Fund - Institutional Class	5,505,909
135,795	MFS Growth Fund - Retail Class	14,178,329
345,373	MFS Institutional International Equity Fund - Institutional Class	8,119,719
276,855	MFS International Growth Fund - Retail Class	8,798,452
128,344	MFS International New Discovery Fund - Retail Class	4,253,336
598,319	MFS Mid Cap Growth Fund - Institutional Class	11,015,060
482,977	MFS Mid Cap Value Fund - Institutional Class	11,002,226
81,046	MFS New Discovery Fund - Retail Class	2,618,593
177,119	MFS New Discovery Value Fund - Institutional Class	2,674,495
231,670	MFS Research Fund - Retail Class	10,040,577
488,050	MFS Research International Fund - Retail Class	8,540,870
373,547	MFS Value Fund - Retail Class	14,504,835
	TOTAL MUTUAL FUNDS (Cost - $107,027,093)	103,261,790

	SHORT-TERM INVESTMENT - 0.91%
	MONEY MARKET FUND - 0.91%
976,236	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	976,236
	TOTAL SHORT-TERM INVESTMENT (Cost - $976,236)

	TOTAL INVESTMENTS - 100.30% (Cost - $111,853,982)	$108,100,118
	OTHER ASSETS AND LIABILITIES - NET - (0.30)%	(323,219)
	TOTAL NET ASSETS - 100.00%	$107,776,899

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.75%
	EQUITY FUNDS - 99.75%
285,934	Fidelity 500 Index Fund - Retail Class	$27,123,656
1,442,694	Fidelity Emerging Markets Index Fund - Institutional Class	13,878,721
8,397,581	Wilshire International Equity Fund - Institutional Class+	84,899,548
623,458	Wilshire Large Company Growth - Institutional Class+	27,812,452
1,989,866	Wilshire Large Company Value - Institutional Class+	40,235,082
305,108	Wilshire Small Company Growth - Institutional Class+	8,481,991
383,753	Wilshire Small Company Value - Institutional Class+	8,507,811
	TOTAL MUTUAL FUNDS (Cost - $228,522,886)	210,939,261

	SHORT-TERM INVESTMENT - 0.55%
	MONEY MARKET FUND - 0.55%
1,166,216	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	1,166,216
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,166,216)

	TOTAL INVESTMENTS - 100.30% (Cost - $229,689,102)	$212,105,477
	OTHER ASSETS AND LIABILITIES - NET - (0.30)%	(626,617)
	TOTAL NET ASSETS - 100.00%	$211,478,860

+	Affiliated Company - RiskPro® PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 45.45%
	EQUITY FUNDS - 45.45%
156,528	Invesco QQQ Trust Series 1	$26,581,585
133,637	iShares Core S&P Mid-Cap ETF	24,328,616
235,455	iShares Core S&P Small-Cap ETF	18,377,263
206,249	Vanguard S&P 500 ETF	51,312,689
99,892	Vanguard Total Stock Market ETF	13,841,035
	TOTAL EXCHANGE TRADED FUNDS (Cost - $139,063,208)	134,441,188

	MUTUAL FUNDS - 53.98%
	ALTERNATIVE FUND - 2.46%
637,777	Litman Gregory Masters Alternative Strategies Fund - Institutional Class	7,264,958

	ASSET ALLOCATION FUNDS - 33.52%
1,304,263	American Balanced Fund - Retail Class	34,915,127
735,820	BlackRock Balanced Capital Fund, Inc. - Institutional Class	16,710,473
303,831	Columbia Balanced Fund - Institutional Class	12,280,833
1,593,460	Fidelity Balanced Fund - Institutional Class	35,231,392
		99,137,825
	DEBT FUNDS - 12.30%
666,045	Guggenheim Total Return Bond Fund - Institutional Class	17,623,538
1,770,771	Semper MBS Total Return Fund - Institutional Class	18,752,466
		36,376,004
	EQUITY FUND - 5.70%
1,332,600	GuideStone Defensive Market Strategies Fund - Investor Class	16,870,716

	TOTAL MUTUAL FUNDS (Cost - $164,442,306)	159,649,503

	SHORT-TERM INVESTMENT - 0.55%
	MONEY MARKET FUND - 0.55%
1,618,209	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	1,618,209
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,618,209)

	TOTAL INVESTMENTS - 99.98% (Cost - $305,123,723)	$295,708,900
	OTHER ASSETS AND LIABILITIES - NET - 0.02%	47,236
	TOTAL NET ASSETS - 100.00%	$295,756,136

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 79.49%
	EQUITY FUNDS - 79.49%
174,117	Amplify Online Retail ETF ^	$7,619,360
114,727	First Trust Dow Jones Internet Index Fund ^	14,456,749
125,374	Invesco QQQ Trust Series 1	21,291,013
635,144	iShares Core S&P Small-Cap ETF	49,572,989
664,514	iShares Edge MSCI Min Vol USA ETF	36,368,851
372,299	iShares Exponential Technologies ETF	13,097,479
237,056	iShares Russell 1000 ETF	35,615,293
1,011,328	iShares Russell Mid-Cap ETF	51,132,744
320,733	iShares Russell Top 200 Growth ETF	25,026,796
526,715	iShares Russell Top 200 Value ETF+	27,030,751
	TOTAL EXCHANGE TRADED FUNDS (Cost - $281,303,637)	281,212,025

	MUTUAL FUNDS - 20.17%
	EQUITY FUNDS - 20.17%
808,193	Akre Focus Fund - Institutional Class	28,892,901
2,734,178	DoubleLine Shiller Enhanced CAPE/USA - Class I	42,461,789
	TOTAL MUTUAL FUNDS (Cost - $70,711,892)	71,354,690

	SHORT-TERM INVESTMENT - 0.86%
	MONEY MARKET FUND - 0.86%
3,029,949	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	3,029,949
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,029,949)

	TOTAL INVESTMENTS - 100.52% (Cost - $355,045,478)	$355,596,664
	OTHER ASSETS AND LIABILITIES - NET - (0.52)%	(1,830,080)
	TOTAL NET ASSETS - 100.00%	$353,766,584

^	Non-income producing security.

+	Affiliated Company - RiskPro® PFG Equity 30+ Fund holds in excess of 5% of outstanding voting securities of this Exchange Traded Fund.

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 42.49%
	EQUITY FUNDS - 42.49%
99,906	iShares Core S&P Small-Cap ETF	$7,797,663
156,154	iShares MSCI ACWI ETF	10,734,026
281,758	Schwab U.S. Mid-Cap ETF	14,854,282
28,169	Vanguard S&P 500 ETF	7,008,166
160,900	Vanguard Total World Stock ETF	11,246,910
	TOTAL EXCHANGE TRADED FUNDS (Cost - $54,599,721)	51,641,047

	MUTUAL FUNDS - 57.35%
	EQUITY FUNDS - 57.35%
262,957	Matthews Japan Fund - Institutional Class	5,527,353
629,350	Morgan Stanley Global Opportunity Fund - Institutional Class	14,210,712
348,343	Morgan Stanley International Opportunity Fund - Institutional Class	7,134,060
203,583	Oppenheimer Global Opportunities Fund - Institutional Class	12,978,396
578,261	T Rowe Price Global Stock Fund - Class I	22,320,880
470,257	Virtus KAR International Small-Cap Fund - Class I	7,524,118
	TOTAL MUTUAL FUNDS (Cost - $76,750,382)	69,695,519

	SHORT-TERM INVESTMENT - 0.75%
	MONEY MARKET FUND - 0.75%
912,050	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	912,050
	TOTAL SHORT-TERM INVESTMENT (Cost - $912,050)

	TOTAL INVESTMENTS - 100.59% (Cost - $132,262,153)	$122,248,616
	OTHER ASSETS AND LIABILITIES - NET - (0.59)%	(714,174)
	TOTAL NET ASSETS - 100.00%	$121,534,442

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

ETF - Exchange Traded Fund

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.64%
	ALTERNATIVE FUND - 9.99%
816,259	Meeder Spectrum Fund - Institutional Class +	$9,297,190

	ASSET ALLOCATION FUNDS - 68.67%
4,644,811	Meeder Balanced Fund - Institutional Class +^	53,136,642
488,893	Meeder Conservative Allocation - Institutional Class +^	10,784,988
		63,921,630
	EQUITY FUNDS - 20.98%
486,259	Meeder Moderate Allocation Fund - Institutional Class ^	5,562,805
1,872,042	Meeder Muirfield Fund - Institutional Class	13,965,431
		19,528,236

	TOTAL MUTUAL FUNDS (Cost - $95,591,257)	92,747,056

	SHORT-TERM INVESTMENT - 0.57%
	MONEY MARKET FUND - 0.57%
534,441	Milestone Treasury Obligations Portfolio - Institutional Class, 2.00%* (a)	534,441
	TOTAL SHORT-TERM INVESTMENT (Cost - $534,441)

	TOTAL INVESTMENTS - 100.21% (Cost - $96,125,698)	$93,281,497
	OTHER ASSETS AND LIABILITIES - NET - (0.21)%	(198,405)
	TOTAL NET ASSETS - 100.00%	$93,083,092

+	Affiliated Company - RiskPro® Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2018

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
Assets:	Fund	30+ Fund	0-15 Fund	0-10 Fund
Total Securities, at cost	$90,683,748	$134,525,971	$59,606,718	$58,133,201
Total Securities, at fair value	$85,202,326	$124,015,063	$58,663,304	$56,837,782
Cash	57	—	—	—
Receivable for securities sold	240,000	—	—	—
Receivable for Fund shares sold	11,927	16,213	3,234,286	9,459,623
Interest and dividends receivable	1,899,628	673	58,674	134,736
Prepaid expenses and other assets	—	14,668	16,262	2,612
Total Assets	87,353,938	124,046,617	61,972,526	66,434,753
Liabilities:
Payable for Fund shares redeemed	246,047	536,591	22,816	63,412
Accrued 12b-1 fees	19,097	27,437	11,986	12,160
Accrued investment advisory fees	95,487	137,184	59,927	60,800
Payable to related parties	12,976	17,373	7,324	12,741
Accrued expenses and other liabilities	80,844	83,863	51,881	82,870
Total Liabilities	454,451	802,448	153,934	231,983
Net Assets	$86,899,487	$123,244,169	$61,818,592	$66,202,770

Net Assets:
Paid in capital	$91,118,717	$133,746,395	$62,959,604	$67,469,783
Accumulated Earnings/(Defecit)	(4,219,230)	(10,502,226)	(1,141,012)	(1,267,013)
Net Assets	$86,899,487	$123,244,169	$61,818,592	$66,202,770

Class R Shares:
Net assets	$86,899,487	$123,244,169	$61,818,592	$66,202,770
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	9,009,321	13,329,665	6,398,580	6,819,202

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.65	$9.25	$9.66	$9.71

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2018

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
Assets:	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Total Securities, at cost	$203,873,153	$149,639,855	$59,213,869	$111,853,982
Total Securities, at fair value	$194,964,369	$142,567,223	$57,949,665	$108,100,118
Cash	—	98,746	—	—
Receivable for securities sold	3,899,826	2,391,676	—	1,597,691
Receivable for Fund shares sold	210,266	78,586	1,376,006	40,561
Interest and dividends receivable	196,614	772	33,970	846
Prepaid expenses and other assets	28,122	18,576	1,970	2,763
Total Assets	199,299,197	145,155,579	59,361,611	109,741,979
Liabilities:
Payable for Fund shares redeemed	4,102,979	2,522,066	22,572	1,711,237
Accrued 12b-1 Fees	44,003	32,091	12,560	24,167
Accrued investment advisory fees	220,013	160,454	62,802	120,836
Payable to related parties	19,235	14,968	12,630	12,691
Accrued expenses and other liabilities	128,924	79,111	57,050	96,149
Total Liabilities	4,515,154	2,808,690	167,614	1,965,080
Net Assets	$194,784,043	$142,346,889	$59,193,997	$107,776,899

Net Assets:
Paid in capital	$205,445,434	$150,127,727	$62,249,319	$111,571,699
Accumulated Earnings/(Defecit)	(10,661,391)	(7,780,838)	(3,055,322)	(3,794,800)
Net Assets	$194,784,043	$142,346,889	$59,193,997	$107,776,899

Class R Shares:
Net assets	$194,784,043	$142,346,889	$59,193,997	$107,776,899
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	20,720,345	15,048,847	6,272,329	11,117,320
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.40	$9.46	$9.44	$9.69

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2018

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
Assets:	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Investments in unaffiliated securities, at cost	$46,179,342	$305,123,723	$327,321,724	$132,262,153
Investments in affiliated securities, at cost	183,509,760	—	27,723,754	—
Total Securities, at cost	$229,689,102	$305,123,723	$355,045,478	$132,262,153
Investments in unaffiliated securities, at fair value, net	$42,168,592	$295,708,900	$328,565,913	$122,248,616
Investments in affiliated securities, at fair value, net	169,936,885	—	27,030,751	—
Total Securities, at fair value	$212,105,477	$295,708,900	$355,596,664	$122,248,616
Receivable for Fund shares sold	32,121	815,523	158,052	20,685
Interest and dividends receivable	1,071	127,294	113,570	727
Prepaid expenses and other assets	—	28,748	29,831	2,232
Total Assets	214,038,639	298,080,450	355,898,117	122,272,260
Liabilities:
Payable for Fund shares redeemed	2,052,214	1,793,496	1,529,816	515,018
Accrued 12b-1 Fees	47,527	60,311	76,607	27,182
Accrued investment advisory fees	237,632	301,558	383,035	135,913
Payable to related parties	19,345	38,194	33,583	11,844
Accrued expenses and other liabilities	203,061	130,755	108,492	47,861
Total Liabilities	2,559,779	2,324,314	2,131,533	737,818
Net Assets	$211,478,860	$295,756,136	$353,766,584	$121,534,442

Net Assets:
Paid in capital	$227,809,465	$303,644,289	$357,660,732	$135,162,676
Accumulated Earnings/(Defecit)	(16,330,605)	(7,888,153)	(3,894,148)	(13,628,234)
Net Assets	$211,478,860	$295,756,136	$353,766,584	$121,534,442

Class R Shares:
Net assets	$211,478,860	$295,756,136	$353,766,584	$121,534,442
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	22,604,573	30,461,640	35,524,242	13,646,982

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.36	$9.71	$9.96	$8.91

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2018

RiskPro® Tactical
Assets:	0-30 Fund
Investments in unaffiliated securities, at cost	$20,614,525
Investments in affiliated securities, at cost	75,511,173
Total Securities, at cost	$96,125,698
Investments in unaffiliated securities, at fair value, net	$20,062,678
Investments in affiliated securities, at fair value, net	73,218,819
Total Securities, at fair value	$93,281,497
Cash	45
Receivable for securities sold	1,600,000
Receivable for Fund shares sold	438,347
Interest and dividends receivable	469
Prepaid expenses and other assets	1,800
Total Assets	95,322,158
Liabilities:
Payable for Fund shares redeemed	1,993,145
Accrued 12b-1 Fees	21,504
Accrued investment advisory fees	107,519
Payable to related parties	12,742
Accrued expenses and other liabilities	104,156
Total Liabilities	2,239,066
Net Assets	$93,083,092

Net Assets:
Paid in capital	$97,001,122
Accumulated Earnings/(Defecit)	(3,918,030)
Net Assets	$93,083,092

Class R Shares:
Net assets	$93,083,092
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	9,636,493

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.66

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2018

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Fund	30+ Fund	0-15 Fund	0-10 Fund
Investment Income:
Dividend income	$2,069,205	$90,390	$531,925	$842,338
Interest income	5,256	6,895	6,817	10,394
Total Investment Income	2,074,461	97,285	538,742	852,732
Expenses:
Investment advisory fees	579,226	859,168	335,010	360,811
Distribution fees (12b-1) - Class R Shares	115,845	171,834	67,002	72,162
Administrative service fees	38,206	54,115	21,514	26,087
Shareholder services fee	159,684	260,887	89,736	75,038
Registration fees	14,869	35,278	14,885	14,716
Audit fees	10,086	10,093	10,086	10,086
Custodian fees	1,743	2,087	1,701	3,884
Compliance officer fees	5,067	5,320	2,914	2,711
Printing and postage expense	1,236	6,518	3,576	346
Legal fees	5,106	5,251	5,159	4,894
Trustees’ fees and expenses	7,757	7,826	7,756	7,718
Insurance expense	2,568	2,594	1,924	2,565
Miscellaneous Expense	353	4,362	1,439	—
Total Expenses	941,746	1,425,333	562,702	581,018
Net Investment Income/(Loss)	1,132,715	(1,328,048)	(23,960)	271,714

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Investments	276,759	(865,581)	2,695	(101,314)
Payments from affiliates	52,354	53,643	9,612	6,683
Total realized gain/(loss)	329,113	(811,938)	12,307	(94,631)
Net change in unrealized appreciation/(depreciation) of: Investments	(4,596,539)	(5,123,800)	188,361	(561,056)

Net Realized and Unrealized Gain/(Loss) on	(4,267,426)	(5,935,738)	200,668	(655,687)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,134,711)	$(7,263,786)	$176,708	$(383,973)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2018

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Investment Income:
Dividend income	$1,875,443	$1,029,590	$510,577	$335,804
Interest income	12,982	7,380	4,252	5,982
Total Investment Income	1,888,425	1,036,970	514,829	341,786
Expenses:
Investment advisory fees	1,355,943	1,000,528	380,098	752,191
Distribution fees (12b-1) - Class R Shares	271,189	200,106	76,020	150,438
Administrative service fees	81,869	61,927	27,052	48,044
Shareholder services fee	418,672	313,294	102,302	232,435
Registration fees	15,340	17,140	14,802	15,224
Audit fees	10,107	8,542	10,082	10,103
Custodian fees	1,633	554	4,219	2,757
Compliance officer fees	7,598	4,248	3,452	5,055
Printing and postage expense	1,355	5,220	2,661	6,218
Legal fees	5,080	5,042	5,161	5,072
Trustees’ fees and expenses	7,965	3,800	7,722	7,931
Insurance expense	3,316	3,334	1,913	2,637
Miscellaneous Expense	9,700	10,452	1,877	2,362
Total Expenses	2,189,767	1,634,187	637,361	1,240,467
Net Investment Loss	(301,342)	(597,217)	(122,532)	(898,681)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Investments	(342,070)	21,017	(1,571,854)	467,477
Payments from affiliates	54,823	—	12,075	33,119
Total realized gain/(loss)	(287,247)	21,017	(1,559,779)	500,596
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	(6,467,774)	(4,630,244)	239,157	(2,682,245)
Total unrealized appreciation/(depreciation)	(6,467,774)	(4,630,244)	239,157	(2,682,245)

Net Realized and Unrealized Gain/(Loss) on Investments	(6,755,021)	(4,609,227)	(1,320,622)	(2,181,649)
Net Decrease in Net Assets Resulting from Operations	$(7,056,363)	$(5,206,444)	$(1,443,154)	$(3,080,330)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2018

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Investment Income:
Dividend income	$278,344	$4,929,861	$2,350,385	$702,387
Income from affiliates	—	—	269,422	—
Interest income	10,332	28,582	27,090	12,132
Total Investment Income	288,676	4,958,443	2,646,897	714,519
Expenses:
Investment advisory fees	1,490,103	1,571,300	2,141,045	873,712
Distribution fees (12b-1) - Class R Shares	298,020	314,260	428,209	174,743
Administrative service fees	89,345	93,887	125,821	54,865
Shareholder services fee	468,552	469,289	671,614	259,042
Registration fees	15,285	15,340	15,339	15,262
Audit fees	10,107	10,106	10,107	10,107
Custodian fees	1,093	13,594	12,874	4,831
Compliance officer fees	5,608	6,230	5,774	3,686
Printing and postage expense	3,033	7,617	7,080	1,509
Legal fees	5,068	5,102	15,096	5,084
Trustees’ fees and expenses	7,966	7,965	7,965	7,965
Insurance expense	3,978	2,654	2,664	1,989
Miscellaneous Expense	4,042	13,541	26,436	7,246
Total Expenses	2,402,200	2,530,885	3,470,024	1,420,041
Net Investment Income/(Loss)	(2,113,524)	2,427,558	(823,127)	(705,522)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(71)	(2,084,075)	—	(3,733,709)
Affiliated investments	94,565	—	—	—
Payments from affiliates	86,879	56,806	104,027	44,555
Total realized gain/(loss)	181,373	(2,027,269)	104,027	(3,689,154)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	(1,850,199)	(4,637,556)	2,506,508	(8,896,731)
Affiliated Investments	(9,828,776)	—	156,589	—
Total unrealized appreciation/(depreciation)	(11,678,975)	(4,637,556)	2,663,097	(8,896,731)

Net Realized and Unrealized Gain/(Loss) on Investments	(11,497,602)	(6,664,825)	2,767,124	(12,585,885)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(13,611,126)	$(4,237,267)	$1,943,997	$(13,291,407)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2018

RiskPro® Tactical
0-30 Fund
Investment Income:
Dividend income	$90,932
Income from affiliates	496,978
Interest income	4,855
Total Investment Income	592,765

Expenses:
Investment advisory fees	665,075
Distribution fees (12b-1) - Class R Shares	133,015
Administrative service fees	43,136
Shareholder services fee	203,046
Registration fees	14,933
Audit fees	10,086
Custodian fees	1,663
Compliance officer fees	5,056
Printing and postage expense	6,189
Legal fees	5,135
Trustees’ fees and expenses	7,756
Insurance expense	2,565
Miscellaneous Expense	7,267
Total Expenses	1,104,922
Net Investment Loss	(512,157)

Net Realized and Unrealized Loss on Investments
Net realized gain/(loss) from:
Unaffiliated investments	24,859
Affiliated investments	(65,217)
Payments from affiliates	20,756
Total realized loss	(19,602)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	43,859
Affiliated Investments	(1,127,191)
Total unrealized depreciation	(1,083,332)

Net Realized and Unrealized Loss on Investments	(1,102,934)
Net Decrease in Net Assets Resulting from Operations	$(1,615,091)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

	RiskPro® 30+ Fund		RiskPro® Aggressive 30+ Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period* Ended
	October 31, 2018	April 30,	October 31, 2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$1,132,715	$(690,323)	$(1,328,048)	$513,395
Distributions received from underlying investment companies	—	443,973	—	2,840,123
Net realized gain on investments and trade error	329,113	46,714	(811,938)	188,135
Net change in unrealized depreciation on investments	(4,596,539)	(884,883)	(5,123,800)	(5,387,108)
Net decrease in net assets resulting from operations	(3,134,711)	(1,084,519)	(7,263,786)	(1,845,455)

From Distributions to Shareholders:
Net Investment Income	—	—	—	(1,392,985)

From Shares of Beneficial Interest:
Proceeds from shares sold	17,652,492	98,070,470	26,523,245	140,040,513
Reinvestment of distributions	—	—	—	1,391,291
Cost of shares redeemed	(13,651,444)	(10,952,801)	(26,137,404)	(8,071,250)
Net increase in net assets from share transactions of beneficial interest	4,001,048	87,117,669	385,841	133,360,554
Total increase in net assets	866,337	86,033,150	(6,877,945)	130,122,114

Net Assets:
Beginning of period	86,033,150	—	130,122,114	—
End of period **	$86,899,487	$86,033,150	$123,244,169	$130,122,114

Share Activity:
Shares Sold	1,706,560	9,704,557	2,685,926	13,975,093
Shares Reinvested	—	—	—	140,534
Shares Redeemed	(1,322,344)	(1,079,452)	(2,657,262)	(814,626)
Net increase in shares of beneficial interest outstanding	384,216	8,625,105	28,664	13,301,001

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Net Assets - End of year includes distributions in excess of net investment loss of $676,820 and $828,415, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® Alternative 0-15 Fund		RiskPro® Dynamic 0-10 Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period* Ended
	October 31, 2018	April 30,	October 31, 2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income	$(23,960)	$513,144	$271,714	$79,356
Distributions received from underlying investment companies	—	17	—	—
Net realized loss on investments and trade error	12,307	(15,954)	(94,631)	(128,662)
Net change in unrealized depreciation on investments	188,361	(1,131,775)	(561,056)	(734,363)
Net decrease in net assets resulting from operations	176,708	(634,568)	(383,973)	(783,669)

From Distributions to Shareholders:
Net Investment Income	—	(715,434)	—	(121,259)

From Shares of Beneficial Interest:
Proceeds from shares sold	20,693,668	57,378,158	29,645,439	86,075,749
Reinvestment of distributions	—	713,849	—	121,052
Cost of shares redeemed	(9,230,855)	(6,562,934)	(17,283,422)	(31,067,147)
Net increase in net assets from share transactions of beneficial interest	11,462,813	51,529,073	12,362,017	55,129,654
Total increase in net assets	11,639,521	50,179,071	11,978,044	54,224,726

Net Assets:
Beginning of period	50,179,071	—	54,224,726	—
End of period **	$61,818,592	$50,179,071	$66,202,770	$54,224,726

Share Activity:
Shares Sold	2,139,153	5,815,563	3,044,574	8,677,776
Shares Reinvested	—	73,366	—	12,191
Shares Redeemed	(953,601)	(675,901)	(1,773,574)	(3,141,765)
Net increase in shares of beneficial interest outstanding	1,185,552	5,213,028	1,271,000	5,548,202

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Net Assets - End of year includes distributions in excess of net investment loss of $164,288 and $20,015, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® Dynamic 15-25 Fund		RiskPro® Dynamic 20-30 Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period** Ended
	October 31, 2018	April 30,	October 31, 2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(301,342)	$1,007,447	$(597,217)	$(132,006)
Net realized loss on investments and trade error	(287,247)	(592,567)	21,017	—
Net change in unrealized depreciation on investments	(6,467,774)	(2,441,010)	(4,630,244)	(2,442,388)
Net decrease in net assets resulting from operations	(7,056,363)	(2,026,130)	(5,206,444)	(2,574,394)

From Distributions to Shareholders:
Net Investment Income	—	(1,760,716)	—	—

From Shares of Beneficial Interest:
Proceeds from shares sold	37,533,014	231,503,026	27,216,642	160,806,817
Reinvestment of distributions	—	1,757,477	—	—
Cost of shares redeemed	(47,279,701)	(17,886,564)	(33,521,614)	(4,374,118)
Net increase in net assets from share transactions of beneficial interest	(9,746,687)	215,373,939	(6,304,972)	156,432,699
Total increase/(decrease) in net assets	(16,803,050)	211,587,093	(11,511,416)	153,858,305

Net Assets:
Beginning of period	211,587,093	—	153,858,305	—
End of period ***	$194,784,043	$211,587,093	$142,346,889	$153,858,305

Share Activity:
Shares Sold	3,861,385	23,410,754	2,736,969	16,151,473
Shares Reinvested	—	179,518	—	—
Shares Redeemed	(4,901,466)	(1,829,846)	(3,395,581)	(444,014)
Net increase in shares of beneficial interest outstanding	(1,040,081)	21,760,426	(658,612)	15,707,459

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Commencement of operations and trading was March 15, 2018.

***	Net Assets - End of year includes distributions in excess of net investment loss of $571,451 and $132,006, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® PFG 0-15 Fund		RiskPro® PFG 30+ Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period* Ended
	October 31, 2018	April 30,	October 31, 2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(122,532)	$99,995	$(898,681)	$(143,588)
Distributions received from underlying investment companies	—	24,528	—	1,164,620
Net realized gain/(loss) on investments	(1,559,779)	(8,318)	500,596	—
Net change in unrealized appreciation/(depreciation) on investments	239,157	(1,503,361)	(2,682,245)	(1,071,619)
Net decrease in net assets resulting from operations	(1,443,154)	(1,387,156)	(3,080,330)	(50,587)

From Distributions to Shareholders:
Net Investment Income	—	(225,012)	—	(663,883)

From Shares of Beneficial Interest:
Proceeds from shares sold	14,527,367	66,770,519	21,790,596	122,384,926
Reinvestment of distributions	—	224,501	—	662,718
Cost of shares redeemed	(12,634,361)	(6,638,707)	(24,885,917)	(8,380,624)
Net increase/(decrease) in net assets from share transactions of beneficial interest	1,893,006	60,356,313	(3,095,321)	114,667,020
Total increase/(decrease) in net assets	449,852	58,744,145	(6,175,651)	113,952,550

Net Assets:
Beginning of period	58,744,145	—	113,952,550	—
End of period **	$59,193,997	$58,744,145	$107,776,899	$113,952,550

Share Activity:
Shares Sold	1,511,539	6,727,986	2,126,353	12,194,745
Shares Reinvested	—	22,677	—	66,806
Shares Redeemed	(1,315,092)	(674,781)	(2,436,583)	(834,001)
Net increase/(decrease) in shares of beneficial interest outstanding	196,447	6,075,882	(310,230)	11,427,550

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Net Assets - End of year includes distributions in excess of net investment loss of $125,017 and $771,912, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Aggressive 30+ Fund		RiskPro® PFG Balanced 20-30 Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period* Ended
	October 31, 2018	April 30,	October 31, 2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(2,113,524)	$(133,409)	$2,427,558	$102,629
Distributions received from underlying investment companies	—	2,475,401	—	3,407,115
Net realized gain/(loss) on investments	181,373	2,271,862	(2,027,269)	(1,110,020)
Net change in unrealized depreciation on investments	(11,678,975)	(5,904,650)	(4,637,556)	(4,777,267)
Net decrease in net assets resulting from operations	(13,611,126)	(1,290,796)	(4,237,267)	(2,377,543)

From Distributions to Shareholders:
Net Investment Income	—	(1,428,683)	—	(1,273,343)

From Shares of Beneficial Interest:
Proceeds from shares sold	38,651,009	248,225,766	111,681,703	453,517,674
Reinvestment of distributions	—	1,426,876	—	1,251,747
Cost of shares redeemed	(43,482,299)	(17,011,887)	(35,716,946)	(227,089,889)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(4,831,290)	232,640,755	75,964,757	227,679,532
Total increase/(decrease) in net assets	(18,442,416)	229,921,276	71,727,490	224,028,646

Net Assets:
Beginning of period	229,921,276	—	224,028,646	—
End of period **	$211,478,860	$229,921,276	$295,756,136	$224,028,646

Share Activity:
Shares Sold	3,857,372	24,673,758	11,094,110	45,472,707
Shares Reinvested	—	143,405	—	126,057
Shares Redeemed	(4,380,042)	(1,689,920)	(3,569,847)	(22,661,387)
Net increase in shares of beneficial interest outstanding	(522,670)	23,127,243	7,524,263	22,937,377

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Net Assets - End of year includes distributions in excess of net investment income of $0 and $0, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Equity 30+ Fund		RiskPro® PFG Global 30+ Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period* Ended
	October 31, 2018	April 30,	October 31, 2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(823,127)	$(487,233)	$(705,522)	$(615,316)
Distributions received from underlying investment companies	—	74	—	697,433
Net realized gain/(loss) on investments	104,027	(2,683,078)	(3,689,154)	1,197,240
Net change in unrealized depreciation on investments	2,663,097	(2,111,911)	(8,896,731)	(1,116,806)
Net increase/(decrease) in net assets resulting from operations	1,943,997	(5,282,148)	(13,291,407)	162,551

From Distributions to Shareholders:
Net Investment Income	—	(592,152)	—	(499,378)

From Shares of Beneficial Interest:
Proceeds from shares sold	89,827,207	414,872,800	34,019,630	229,542,255
Reinvestment of distributions	—	591,542	—	497,988
Cost of shares redeemed	(38,812,770)	(108,781,892)	(33,458,881)	(95,438,316)
Net increase in net assets from share transactions of beneficial interest	51,014,437	306,682,450	560,749	134,601,927
Total increase/(decrease) in net assets	52,958,434	300,808,150	(12,730,658)	134,265,100

Net Assets:
Beginning of period	300,808,150	—	134,265,100	—
End of period **	$353,766,584	$300,808,150	$121,534,442	$134,265,100

Share Activity:
Shares Sold	8,542,150	41,443,224	3,461,656	22,895,305
Shares Reinvested	—	59,571	—	49,749
Shares Redeemed	(3,732,276)	(10,788,427)	(3,433,829)	(9,325,899)
Net increase in shares of beneficial interest outstanding	4,809,874	30,714,368	27,827	13,619,155

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Net Assets - End of year includes distributions in excess of net investment loss of $1,043,230 and $0, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® Tactical 0-30 Fund
	Six Months Ended	Period* Ended
	October 31, 2018	April 30,
	(Unaudited)	2018

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(512,157)	$(427,828)
Net realized loss on investments	(19,602)	(15,515)
Net change in unrealized depreciation on investments	(1,083,332)	(1,760,869)
Net decrease in net assets resulting from operations	(1,615,091)	(2,204,212)

From Distributions to Shareholders:
From Net Investment Income	—	(98,727)

From Shares of Beneficial Interest:
Proceeds from shares sold	22,225,802	114,494,555
Reinvestment of distributions	—	98,466
Cost of shares redeemed	(28,408,194)	(11,409,507)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(6,182,392)	103,183,514
Total increase/(decrease) in net assets	(7,797,483)	100,880,575

Net Assets:
Beginning of period	100,880,575	—
End of period **	$93,083,092	$100,880,575

Share Activity:
Shares Sold	2,215,567	11,399,919
Shares Reinvested	—	9,846
Shares Redeemed	(2,846,513)	(1,142,326)
Net increase/(decrease) in shares of beneficial interest outstanding	(630,946)	10,267,439

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Net Assets - End of year includes distributions in excess of net investment loss off $526,555 as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period* Ended
	October 31, 2018	April 30,
	(Unaudited)	2018

Net asset value, beginning of period	$9.97	$10.00
Income/(loss) from investment operations:
Net investment gain/(loss) (1,2)	0.13	(0.09)
Net realized and unrealized gain/(loss) on investments	(0.45)	0.06 (3)
Total income/(loss) from investment operations	(0.32)	(0.03)
Net asset value, end of period	$9.65	$9.97
Total return (4,8)	(3.21)%	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$86,899	$86,033
Ratio of gross expenses to average net assets (5,6)	2.03%	2.34%
Ratio of net investment income/(loss) to average net assets (2,5,6)	2.44%	(2.22)%
Fund turnover rate (7)	4%	38%

*	RiskPro® 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the period ended October 31, 2018, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.78	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.10)	0.04
Net realized and unrealized loss on investments	(0.43)	(0.11)
Total income/(loss) from investment operations	(0.53)	(0.07)
Less distributions from:
Net investment income	—	(0.15)
Net asset value, end of period	$9.25	$9.78
Total return (3)	(5.42)%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$123,244	$130,122
Ratio of gross expenses to average net assets (4,5)	2.07%	2.19%
Ratio of net investment income/(loss) to average net assets (2,4,5)	(1.93)%	1.17%
Fund turnover rate (6)	36%	9%

*	RiskPro® Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Alternative 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.63	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	—	0.11
Net realized and unrealized gain/(loss) on investments	0.03	(0.28)
Total income/(loss) from investment operations	0.03	(0.17)
Less distributions from:
Net investment income	—	(0.20)
Net asset value, end of period	$9.66	$9.63
Total return (3)	0.31%	(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$61,819	$50,179
Ratio of gross expenses to average net assets (4,5)	2.10%	2.47%
Ratio of net investment income/(loss) to average net assets (2,4,5)	(0.09)%	3.06%
Fund turnover rate (6)	1%	2%

*	RiskPro® Alternative 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 0-10 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.05	0.02
Net realized and unrealized loss on investments	(0.11)	(0.23)
Total loss from investment operations	(0.06)	(0.21)
Less distributions from:
Net investment income	—	(0.02)
Net asset value, end of period	$9.71	$9.77
Total return (3)	(0.61)%	(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$66,203	$54,225
Ratio of gross expenses to average net assets (4,5)	2.01%	2.67%
Ratio of net investment income to average net assets (2,4,5)	0.94%	0.41%
Fund turnover rate (6)	8%	43%

*	RiskPro® Dynamic 0-10 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 15-25 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.72	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)	0.05
Net realized and unrealized loss on investments	(0.31)	(0.22)
Total income/(loss) from investment operations	(0.32)	(0.17)
Less distributions from:
Net investment income	—	(0.11)
Net asset value, end of period	$9.40	$9.72
Total return (3)	(3.29)%	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$194,784	$211,587
Ratio of gross expenses to average net assets (4,5)	2.02%	2.12%
Ratio of net investment income/(loss) to average net assets (2,4,5)	(0.28)%	1.41%
Fund turnover rate (6)	15%	13%

*	RiskPro® Dynamic 15-25 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.80	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.04)	(0.01)
Net realized and unrealized loss on investments	(0.30)	(0.19)
Total loss from investment operations	(0.34)	(0.20)
Net asset value, end of period	$9.46	$9.80
Total return (3)	(3.47)%	(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$142,347	$153,858
Ratio of gross expenses to average net assets (4,5)	2.04%	2.26%
Ratio of net investment loss to average net assets (2,4,5)	(0.75)%	(0.80)%
Fund turnover rate (6)	5%	0%

*	RiskPro® Dynamic 20-30 Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.67	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.02)	0.02
Net realized and unrealized loss on investments	(0.21)	(0.30)
Total income/(loss) from investment operations	(0.23)	(0.28)
Less distributions from:
Net investment income	—	(0.05)
Net asset value, end of period	$9.44	$9.67
Total return (3)	(2.38)%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$59,194	$58,744
Ratio of gross expenses to average net assets (4,5)	2.10%	2.44%
Ratio of net investment income/(loss) to average net assets (2,4,5)	(0.40)%	0.50%
Fund turnover rate (6)	116%	1%

*	RiskPro® PFG 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.97	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.08)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.20)	0.06
Total income/(loss) from investment operations	(0.28)	0.05
Less distributions from:
Net investment income	—	(0.08)
Net asset value, end of period	$9.69	$9.97
Total return (3)	(2.81)%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$107,777	$113,953
Ratio of gross expenses to average net assets (4,5)	2.06%	2.23%
Ratio of net investment loss to average net assets (2,4,5)	(1.49)%	(0.37)%
Fund turnover rate (6)	4%	0%

*	RiskPro® PFG 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.94	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.49)	0.03 (3)
Total income/(loss) from investment operations	(0.58)	0.02
Less distributions from:
Net investment income	—	(0.08)
Net asset value, end of period	$9.36	$9.94
Total return (4)	(5.84)%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$211,479	$229,921
Ratio of gross expenses to average net assets (5,6)	2.02%	2.17%
Ratio of net investment loss to average net assets (2,5,6)	(1.77)%	(0.17)%
Fund turnover rate (7)	4%	106%

*	RiskPro® PFG Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Balanced 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.10	0.00 (7)
Net realized and unrealized loss on investments	(0.16)	(0.18)
Total income/(loss) from investment operations	(0.06)	(0.18)
Less distributions from:
Net investment income	—	(0.05)
Net asset value, end of period	$9.71	$9.77
Total return (3)	(0.61)%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$295,756	$224,029
Ratio of gross expenses to average net assets (4,5)	2.01%	2.00%
Ratio of net investment income to average net assets (2,4,5)	1.93%	0.10%
Fund turnover rate (6)	53%	63%

*	RiskPro® PFG Balanced 20-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Equity 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.79	$10.00
Income/(loss) from investment operations:
Net investment loss (1)(2)	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.20	(0.16)
Total income/(loss) from investment operations	0.17	(0.18)
Less distributions from:
Net investment income	—	(0.03)
Net asset value, end of period	$9.96	$9.79
Total return (3)	1.74%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$353,767	$300,808
Ratio of gross expenses to average net assets (4,5)	2.03%	1.96%
Ratio of net investment loss to average net assets (2,4,5)	(0.41)%	(0.41)%
Fund turnover rate (6)	0%	63%

*	RiskPro® PFG Equity 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Global 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.86	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)	(0.05)
Net realized and unrealized loss on investments	(0.90)	(0.06	) (3)
Total loss from investment operations	(0.95)	(0.11)
Less distributions from:
Net investment income	—	(0.03)
Net asset value, end of period	$8.91	$9.86
Total return (4)	(9.63)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$121,534	$134,265
Ratio of gross expenses to average net assets (5,6)	2.03%	2.06%
Ratio of net investment income to average net assets (2,5,6)	(1.22)%	(1.22)%
Fund turnover rate (7)	91%	57%

*	RiskPro® PFG Global 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Tactical 0-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2018	April 30,
	(Unaudited)	2018 *

Net asset value, beginning of period	$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)	(0.05)
Net realized and unrealized loss on investments	(0.12)	(0.11)
Total loss from investment operations	(0.17)	(0.16)
Less distributions from:
Net investment income	—	(0.01)
Net asset value, end of period	$9.66	$9.83
Total return (3)	(1.73)%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$93,083	$100,881
Ratio of gross expenses to average net assets (4,5)	2.08%	2.28%
Ratio of net investment loss to average net assets (2,4,5)	(0.96)%	(1.25)%
Fund turnover rate (6)	5%	8%

*	RiskPro® Tactical 0-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2018

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of thirteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the RiskPro® 30+ Fund (“30+ Fund”), the RiskPro® Aggressive 30+ Fund (“Aggressive 30+ Fund”), the RiskPro® Alternative 0-15 Fund (“Alternative 0-15 Fund”), the RiskPro® Dynamic 0-10 Fund (“Dynamic 0-10 Fund”), the RiskPro® Dynamic 15-25 Fund (“Dynamic 15-25 Fund”), the RiskPro® Dynamic 20-30 Fund (“Dynamic 20-30 Fund”), the RiskPro® PFG 0-15 Fund (“PFG 0-15 Fund”), the RiskPro® PFG 30+ Fund (“PFG 30+ Fund”), the RiskPro® PFG Aggressive 30+ Fund (“PFG Aggressive 30+ Fund”), the RiskPro® PFG Balanced 20-30 Fund (“PFG Balanced 20-30 Fund”), the RiskPro® PFG Equity 30+ Fund (“PFG Equity 30+ Fund”), the RiskPro® PFG Global 30+ Fund (“PFG Global 30+ Fund”), and the RiskPro® Tactical 0-30 Fund (“Tactical 0-30 Fund”) (each a “Fund” and collectively the “Funds”). Each Fund currently offers Class R shares. The investment objective of each Fund is as follows:

Fund	Primary Objective
30+ Fund	Aggressive Growth
Aggressive 30+ Fund	Aggressive Growth
Alternative 0-15 Fund	Limit the maximum range of total returns to a gain/loss of less than 15% over a forward-looking rolling 12 month period
Dynamic 0-10 Fund	Limit the maximum range of total returns to a gain/loss of less than 10% over a forward-looking rolling 12 month period
Dynamic 15-25 Fund	Limit the maximum range of total returns to a gain/loss of less than 25% over a forward-looking rolling 12 month period
Dynamic 20-30 Fund	Limit the maximum range of total returns to a gain/loss of less than 30% over a forward-looking rolling 12 month period
PFG 0-15 Fund	Limit the maximum range of total returns to a gain/loss of less than 15% over a forward-looking rolling 12 month period
PFG 30+ Fund	Aggressive Growth
PFG Aggressive 30+ Fund	Aggressive Growth
PFG Balanced 20-30 Fund	Limit the maximum range of total returns to a gain/loss of less than 30% over a forward-looking rolling 12 month period
PFG Equity 30+ Fund	Aggressive Growth
PFG Global 30+Fund	Aggressive Growth
Tactical 0-30 Fund	Limit the maximum range of total returns to a gain/loss of less than 30% over a forward-looking rolling 12 month period

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018 for the Funds’ investments measured at fair value:

30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$84,713,631	$—	$—	$84,713,631
Short-Term Investment	488,695	—	—	488,695
Total	$85,202,326	$—	$—	$85,202,326

Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$123,323,069	$—	$—	$123,323,069
Short-Term Investment	691,994	—	—	691,994
Total	$124,015,063	$—	$—	$124,015,063

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Alternative 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$57,825,841	$—	$—	$57,825,841
Short-Term Investment	837,463	—	—	837,463
Total	$58,663,304	$—	$—	$58,663,304

Dynamic 0-10 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$55,421,676	$—	$—	$55,421,676
Short-Term Investment	1,416,106	—	—	1,416,106
Total	$56,837,782	$—	$—	$56,837,782

Dynamic 15-25 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$194,039,569	$—	$—	$194,039,569
Short-Term Investment	924,800	—	—	924,800
Total	$194,964,369	$—	$—	$194,964,369

Dynamic 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,398,965	$—	$—	$11,398,965
Mutual Funds	130,420,552	—	—	130,420,552
Short-Term Investment	747,706	—	—	747,706
Total	$142,567,223	$—	$—	$142,567,223

PFG 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,810,927	$51,577,462	$—	$57,388,389
Short-Term Investment	561,276	—	—	561,276
Total	$6,372,203	$51,577,462	$—	$57,949,665

PFG 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,862,092	$—	$—	$3,862,092
Mutual Funds	103,261,790	—	—	103,261,790
Short-Term Investment	976,236	—	—	976,236
Total	$108,100,118	$—	$—	$108,100,118

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

PFG Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$210,939,261	$—	$—	$210,939,261
Short-Term Investment	1,166,216	—	—	1,166,216
Total	$212,105,477	$—	$—	$212,105,477

PFG Balanced 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$134,441,188	$—	$—	$134,441,188
Mutual Funds	159,649,503	—	—	159,649,503
Short-Term Investment	1,618,209	—	—	1,618,209
Total	$295,708,900	$—	$—	$295,708,900

PFG Equity 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$281,212,025	$—	$—	$281,212,025
Mutual Funds	71,354,690	—	—	71,354,690
Short-Term Investment	3,029,949	—	—	3,029,949
Total	$355,596,664	$—	$—	$355,596,664

PFG Global 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,641,047	$—	$—	$51,641,047
Mutual Funds	69,695,519	—	—	69,695,519
Short-Term Investment	912,050	—	—	912,050
Total	$122,248,616	$—	$—	$122,248,616

Tactical 0-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,262,621	$69,484,435	$—	$92,747,056
Short-Term Investment	534,441	—	—	534,441
Total	$23,797,062	$69,484,435	$—	$93,281,497

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions expected to be taken in the Funds’ April 30, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska State, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the period ended April 30, 2018, the Funds did not have any interest or penalties.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2018, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
30+ Fund	$6,752,886	$3,515,000
Aggressive 30+ Fund	48,794,698	49,228,201
Alternative 0-15 Fund	8,344,469	526,227
Dynamic 0-10 Fund	7,491,680	4,639,164
Dynamic 15-25 Fund	32,855,718	42,966,892
Dynamic 20-30 Fund	8,105,521	14,532,571
PFG 0-15 Fund	69,791,401	69,272,817
PFG 30+ Fund	4,630,686	8,497,211
PFG Aggressive 30+ Fund	8,419,980	16,143,252
PFG Balanced 20-30 Fund	208,389,343	131,413,310
PFG Equity 30+ Fund	51,212,996	—
PFG Global 30+ Fund	123,912,826	123,554,004
Tactical 0-30 Fund	5,278,423	12,407,437

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the six months ended October 31, 2018, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
30+ Fund	$579,226
Aggressive 30+ Fund	859,168
Alternative 0-15 Fund	335,010
Dynamic 0-10 Fund	360,811
Dynamic 15-25 Fund	1,355,943
Dynamic 20-30 Fund	1,000,528
PFG 0-15 Fund	380,098
PFG 30+ Fund	752,191
PFG Aggressive 30+ Fund	1,490,103
PFG Balanced 20-30 Fund	1,571,300
PFG Equity 30+ Fund	2,141,045
PFG Global 30+ Fund	873,712
Tactical 0-30 Fund	665,075

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended October 31 , 2018, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 fee
30+ Fund	$115,845
Aggressive 30+ Fund	171,834
Alternative 0-15 Fund	67,002
Dynamic 0-10 Fund	72,162
Dynamic 15-25 Fund	271,189
Dynamic 20-30 Fund	200,106
PFG 0-15 Fund	76,020
PFG 30+ Fund	150,438
PFG Aggressive 30+ Fund	298,020
PFG Balanced 20-30 Fund	314,260
PFG Equity 30+ Fund	428,209
PFG Global 30+ Fund	174,743
Tactical 0-30 Fund	133,015

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

During the six months ended October 31, 2018, certain Funds received payments from the Advisor for previously received soft dollar payments. These reimbursements were as follows:

Fund	Reimbursement
30+ Fund	$41,651
Aggressive 30+ Fund	40,457
Alternative 0-15 Fund	5,173
Dynamic 0-10 Fund	2,790
Dynamic 15-25 Fund	34,813
Dynamic 20-30 Fund	—
PFG 0-15 Fund	6,734
PFG 30+ Fund	22,253
PFG Aggressive 30+ Fund	63,717
PFG Balanced 20-30 Fund	35,851
PFG Equity 30+ Fund	76,793
PFG Global 30+ Fund	32,966
Tactical 0-30 Fund	11,802

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2018 with affiliated companies are as follows:

PFG Aggressive 30+ Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Value-End of Period
971897814	Wilshire International Equity Fund	$92,556,324	$4,694,204	$3,039,940	$(308,401)	$(9,002,639)	$84,899,548
971897509	Wilshire Large Company Growth	30,314,079	680,637	3,972,940	369,974	420,702	27,812,452
971897608	Wilshire Large Company Value	43,485,544	1,495,772	3,898,880	(91,927)	(854,427)	40,235,082
971897707	Wilshire Small Company Growth	9,152,716	209,459	1,083,955	139,243	64,528	8,481,991
971897806	Wilshire Small Company Value	9,103,588	209,459	333,970	(14,325)	(456,941)	8,507,811

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

PFG Equity 30+ Fund

						Change in
		Value-Beginning of				Unrealized
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Value-End of Period
464289420	iShares Russell Top 200 Value ETF	$21,264,790	$5,609,372	$—	$—	$156,589	$27,030,751

Tactical 0-30 Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Period
58510R655	Meeder Spectrum Fund	$10,098,584	$513,825	$1,205,000	$30,825	$(141,044)	$9,297,190
58510R721	Meeder Balanced Fund	57,759,639	2,976,757	7,049,487	(43,211)	(507,056)	53,136,642
58510R846	Meeder Conservative Allocation Fund	11,890,933	705,880	1,559,450	(52,830)	(199,545)	10,784,988

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
30+ Fund	$90,718,459	$303,551	$(5,819,684)	$(5,516,133)
Aggressive 30+ Fund	134,526,232	—	(10,511,169)	(10,511,169)
Alternative 0-15 Fund	59,628,375	128,222	(1,093,293)	(965,071)
Dynamic 0-10 Fund	58,259,168	23,489	(1,444,875)	(1,421,386)
Dynamic 15-25 Fund	204,273,373	185,586	(9,494,590)	(9,309,004)
Dynamic 20-30 Fund	149,639,855	126,947	(7,199,579)	(7,072,632)
PFG 0-15 Fund	59,222,186	—	(1,272,521)	(1,272,521)
PFG 30+ Fund	111,853,982	1,470,124	(5,223,988)	(3,753,864)
PFG Aggressive 30+ Fund	229,714,773	—	(17,609,296)	(17,609,296)
PFG Balanced 20-30 Fund	305,978,678	—	(10,269,778)	(10,269,778)
PFG Equity 30+ Fund	355,196,250	4,777,169	(4,376,755)	400,414
PFG Global 30+ Fund	132,713,742	—	(10,465,127)	(10,465,127)
Tactical 0-30 Fund	96,133,566	—	(2,852,069)	(2,852,069)

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Funds’ distributions paid for the period ended April 30, 2018, was as follows:

For fiscal period ended	Ordinary	Long-Term	Return of
4/30/2018	Income	Capital Gains	Capital	Total
30+ Fund	$—	$—	$—	$—
Aggressive 30+ Fund	1,392,985	—	—	1,392,985
Alternative 0-15 Fund	683,152	—	32,282	715,434
Dynamic 0-10 Fund	99,371	—	21,888	121,259
Dynamic 15-25 Fund	1,578,898	—	181,818	1,760,716
Dynamic 20-30 Fund	—	—	—	—
PFG 0-15 Fund	225,012	—	—	225,012
PFG 30+ Fund	628,324	35,559	—	663,883
PFG Aggressive 30+ Fund	1,428,683	—	—	1,428,683
PFG Balanced 20-30 Fund	1,273,343	—	—	1,273,343
PFG Equity 30+ Fund	555,997	—	36,155	592,152
PFG Global 30+ Fund	499,378	—	—	499,378
Tactical 0-30 Fund	98,727	—	—	98,727

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
30+ Fund	$67,985	$443,910	$(676,820)	$—	$—	$(919,594)	$(1,084,519)
Aggressive 30+ Fund	137,498	2,839,846	(828,415)	—	—	(5,387,369)	(3,238,440)
Alternative 0-15 Fund	—	—	(164,288)	—	—	(1,153,432)	(1,317,720)
Dynamic 0-10 Fund	—	—	(22,710)	—	—	(860,330)	(883,040)
Dynamic 15-25 Fund	—	—	(763,798)	—	—	(2,841,230)	(3,605,028)
Dynamic 20-30 Fund	—	—	(132,006)	—	—	(2,442,388)	(2,574,394)
PFG 0-15 Fund	43,171	24,527	(168,188)	—	—	(1,511,678)	(1,612,168)
PFG 30+ Fund	—	1,129,061	(771,912)	—	—	(1,071,619)	(714,470)
PFG Aggressive 30+ Fund	2,392,412	818,430	—	—	—	(5,930,321)	(2,719,479)
PFG Balanced 20-30 Fund	706,369	1,274,967	—	—	—	(5,632,222)	(3,650,886)
PFG Equity 30+ Fund	—	—	(3,575,462)	—	—	(2,262,683)	(5,838,145)
PFG Global 30+ Fund	1,083,199	148,369	—	—	—	(1,568,395)	(336,827)
Tactical 0-30 Fund	160,610	—	(694,812)	—	—	(1,768,737)	(2,302,939)

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
30+ Fund	$676,820
Aggressive 30+ Fund	828,415
Alternative 0-15 Fund	164,288
Dynamic 0-10 Fund	20,015
Dynamic 15-25 Fund	571,451
Dynamic 20-30 Fund	132,006
PFG 0-15 Fund	168,188
PFG 30+ Fund	771,912
PFG Aggressive 30+ Fund	—
PFG Balanced 20-30 Fund	—
RiskPro PFG Equity 30+ Fund	1,043,230
RiskPro PFG Global 30+ Fund	—
RiskPro Tactical 0-30 Fund	687,165

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
30+ Fund	$—
Aggressive 30+ Fund	—
Alternative 0-15 Fund	—
Dynamic 0-10 Fund	2,695
Dynamic 15-25 Fund	192,347
Dynamic 20-30 Fund	—
PFG 0-15 Fund	—
PFG 30+ Fund	—
PFG Aggressive 30+ Fund	—
PFG Balanced 20-30 Fund	—
PFG Equity 30+ Fund	2,532,232
PFG Global 30+ Fund	—
Tactical 0-30 Fund	7,647

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, and the reclass of Fund distributions, resulted in reclassification for the tax period ended April 30, 2018 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
30+ Fund	$—	$13,503	$(13,503)
Aggressive 30+ Fund	—	51,175	(51,175)
Alternative 0-15 Fund	(32,282)	38,002	(5,720)
Dynamic 0-10 Fund	(21,888)	21,888	—
Dynamic 15-25 Fund	(181,818)	181,818	—
Dynamic 20-30 Fund	—	—	—
PFG 0-15 Fund	—	—	—
PFG 30+ Fund	—	35,559	(35,559)
PFG Aggressive 30+ Fund	—	1,562,092	(1,562,092)
PFG Balanced 20-30 Fund	—	1,170,714	(1,170,714)
PFG Equity 30+ Fund	(36,155)	36,155	—
PFG Global 30+ Fund	—	1,114,694	(1,114,694)
Tactical 0-30 Fund	—	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
Portfolio	Beneficial Owner	Shares
30+ Fund	NFS	45%
Aggressive 30+ Fund	Charles Schwab	26%
	NFS	46%
Alternative 0-15 Fund	NFS	44%
Dynamic 0-10 Fund	NFS	49%
Dynamic 15-25 Fund	NFS	42%
Dynamic 20-30 Fund	NFS	42%
PFG 0-15 Fund	NFS	43%
PFG 30+ Fund	NFS	43%
PFG Aggressive 30+ Fund	NFS	43%
PFG Balanced 20-30 Fund	NFS	36%
	Pershing	36%
PFG Equity 30+ Fund	NFS	47%
PFG Global 30+ Fund	NFS	49%
Tactical 0-30 Fund	NFS	40%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of October 31, 2018, Dynamic 0-10 Fund invested a portion of its assets in PIMCO Total Return Fund Institutional Class (the “PIMCO Fund”). The PIMCO Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the PIMCO Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic 0-10 Fund will be directly affected by the performance of the PIMCO Fund. The financial statements of the PIMCO Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2018, the percentage of Dynamic 0-10 Fund’s net assets invested in the PIMCO Fund was 31.76%.

As of October 31, 2018, PFG 0-15 Fund invested a portion of its assets in Dreyfus/Standish Global Fixed Income Fund Institutional Class (the “Dreyfus Fund”). The Dreyfus Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Dreyfus Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG 0-15 Fund will be directly affected by the performance of the Dreyfus Fund. The financial statements of the Dreyfus Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2018, the percentage of PFG 0-15 Fund’s net assets invested in the Dreyfus Fund was 38.67%.

As of October 31, 2018, PFG Aggressive 30+ Fund invested a portion of its assets in Wilshire International Equity Fund Institutional Class (the “Wilshire Fund”). The Wilshire Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Wilshire Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Aggressive 30+ Fund will be directly affected by the performance of the Wilshire Fund. The financial statements of the Wilshire Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2018, the percentage of PFG Aggressive 30+ Fund’s net assets invested in the Wilshire Fund was 40.15%.

As of October 31, 2018, Tactical 0-30 Fund invested a portion of its assets in Meeder Balanced Fund Institutional Class (the “Meeder Fund”). The Meeder Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Meeder Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Tactical 0-30 Fund will be directly affected by the performance of the Meeder Fund. The financial statements of the Meeder Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2018, the percentage of Tactical 0-30 Fund ’s net assets invested in the Meeder Fund was 57.09%.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2018 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period	Ending Account Value 10/31/2018	Expenses Paid During Period

RiskPro® 30+ Fund*	2.03%	$1,000.00	$967.90	$10.07	$1,014.97	$10.31
RiskPro® Aggressive 30+ Fund*	2.07%	$1,000.00	$945.80	$10.15	$1,014.77	$10.51
RiskPro® Alternative 0-15 Fund*	2.10%	$1,000.00	$1,003.10	$10.60	$1,014.62	$10.66
RiskPro® Dynamic 0-10 Fund*	2.01%	$1,000.00	$993.90	$10.10	$1,015.07	$10.21
RiskPro® Dynamic 15-25 Fund*	2.02%	$1,000.00	$967.10	$10.02	$1,015.02	$10.26
RiskPro® Dynamic 20-30 Fund*	2.04%	$1,000.00	$965.30	$10.11	$1,014.92	$10.36
RiskPro® PFG 0-15 Fund*	2.10%	$1,000.00	$976.20	$10.46	$1,014.62	$10.66
RiskPro® PFG 30+ Fund*	2.06%	$1,000.00	$971.90	$10.24	$1,014.82	$10.46
RiskPro® PFG Aggressive 30+ Fund*	2.02%	$1,000.00	$941.60	$9.89	$1,015.02	$10.26
RiskPro® PFG Balanced 20-30 Fund*	2.01%	$1,000.00	$993.90	$10.10	$1,015.07	$10.21
RiskPro® PFG Equity 30+ Fund*	2.03%	$1,000.00	$1,017.40	$10.32	$1,014.97	$10.31
RiskPro® PFG Global 30+ Fund*	2.03%	$1,000.00	$903.70	$9.74	$1,014.97	$10.31
RiskPro® Tactical 0-30 Fund*	2.08%	$1,000.00	$982.70	$10.39	$1,014.72	$10.56

*	Expenses Paid during the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the full half-year period).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/9/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 1/9/19